Income Taxes (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Summary of deferred tax assets
Net operating loss carry forwards	$ 29,594,000	$ 27,974,000
Orphan drug and research and development credit carry forwards	3,556,000	2,986,000
Equity based compensation	2,049,000	3,183,000
Intangibles	2,140,000	127,000
Total	37,339,000	34,270,000
Valuation allowance	$ (37,339,000)	$ (34,270,000)
Income tax benefits